SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company balances and transactions are eliminated upon consolidation.

Uses of estimates

In preparing the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable and contracts receivable, advances to suppliers, valuation allowance for deferred tax assets, provision necessary for contingent liabilities and revenue recognition. Actual results could differ from those estimates.

Risks and Uncertainties

The main operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Liquidity

For the years ended December 31, 2022 and 2021, the Company had a net loss. For the year ended December 31, 2021, the Company had a negative cash flow from operations. As of December 31, 2022, the Company had cash of approximately $13.7 million. The Company’s liquidity is influenced by the level of its operations, the numerical volume and dollar value of its sales contracts, the progress of execution on its customer contracts, and the timing of accounts receivable collections. Management believes that the Company’s current cash as of December 31, 2022 will be sufficient to meet its working capital needs for at least the next 12 months from the date of this filing.

The Company intends to finance its future working capital requirements and capital expenditures from cash generated from operating activities. However, the Company may seek additional financings, to the extent required, and there can be no assurances that such financing will be available on favorable terms or at all.

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains most of its bank accounts in the PRC and Hong Kong. Cash maintained in banks within the PRC of less than RMB0.5 million (equivalent to $72,493) per bank are covered by “deposit insurance regulation” promulgated by the State Council of the People’s Republic of China. Cash maintained in banks in Hong Kong of less than HKD0.5 million (equivalent to $64,090) per bank are covered by “deposit insurance scheme” oversee by a statutory body, Hong Kong Deposit Protection Board, established under the Deposit Protection Scheme Ordinance. As of December 31, 2022 and 2021, cash at bank in Hong Kong amounted to $11.7 million and $31.9 million, respectively.

Account receivables and contracts assets, net

Account receivables are recorded net of allowance for uncollectible accounts.

The Company determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trend. The allowance is based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of December 31, 2022 and 2021, allowance for doubtful accounts was $0.6 million and nil, respectively.

Advances to suppliers

Advance to suppliers consists of balances paid to suppliers that have not been provided or received. The Company makes advance payment to suppliers for purchase of equipment and devices in order to undertake the “smart campus” consulting projects for customers. Advances to suppliers are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2022 and 2021, there was no allowance recorded as the Company considers all of the advances to be fully realizable.

Inventories

Inventories as of December 31, 2022 and 2021 mainly consists of computer components to be sold within our Technological Consulting and Support Services revenue stream. Inventories are stated at the lower of cost or net realizable value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories.

Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. The Company evaluates inventories on a yearly basis for its net realizable value adjustments, and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and future demand of each type of inventories. The Company recorded inventory reserve of $6,308 and $1,114 as of December 31, 2022 and 2021, respectively.

Lease

The Company determines if an arrangement contains a lease at the inception of a contract. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of- use assets and lease liabilities are recognized at the commencement date based on the present value of the remaining future minimum lease payments. As the interest rate implicit in the Company’s leases is not readily determinable, the Company utilizes its borrowing rates set by the Central Bank of the People’s Republic of China, determined by class of underlying asset, to discount the lease payments.

The Company leases premises for offices under non-cancellable operating leases. Right-of-use assets are expensed over the term of lease. The Company leases do not include options to extend nor any restrictions or covenants. The Company has historically been able to renew its office leases. Under the terms of the lease agreements, the Company has no legal or contractual asset retirement obligations at the end of the lease.

Impairment of long-lived Assets

Long-lived assets with finite lives, primarily property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition below are the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of December 31, 2022 and 2021.

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•

Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

•	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments as of December 31, 2022 and 2021 based upon the short-term nature of the assets and liabilities. The fair value of the contracts receivable also approximates their carrying amount because the receivables were derived from fixed-price contracts and will be settled by cash.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Office equipment and furniture	5 years
Building	50 years
Transportation vehicles	5 years
Electronic equipment	5 years

Construction-in-progress represents property and buildings under construction and consists of construction expenditures, equipment procurement, and other direct costs attributable to the construction. Construction-in-progress is not depreciated. Upon completion and ready for intended use, construction-in-progress is reclassified to the appropriate category within property, plant, and equipment.

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

Land use rights

Land use rights are stated at cost less accumulated amortization, which are amortized using the straight-line method with the estimated useful lives of 50 years.

Goodwill

In accordance with ASC 350, Intangibles - Goodwill and Other, the Company assesses goodwill for impairment annually as of December 31, and more frequently if events and circumstances indicate that goodwill might be impaired.

Goodwill impairment testing is performed at the reporting unit level. Goodwill is assigned to reporting units at the date the goodwill is initially recorded. Once goodwill has been assigned to reporting units, it no longer retains its association with a particular acquisition, and all of the activities within a reporting unit, whether acquired or internally generated, are available to support the value of the goodwill.

Traditionally, goodwill impairment testing is a two-step process. Step one involves comparing the fair value of the reporting units to its carrying amount. If the carrying amount of a reporting unit is greater than zero and its fair value is greater than its carrying amount, there is no impairment. If the reporting unit’s carrying amount is greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two involves calculating an implied fair value of goodwill.

The Company determines the fair value of its reporting units using an income approach. Under the income approach, the Company determined fair value based on estimated discounted future cash flows of each reporting unit. Determining the fair value of a reporting unit is judgmental in nature and requires the use of significant estimates and assumptions, including revenue growth rates and EBITDA margins, discount rates and future market conditions, among others.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period (see below), or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.

The measurement period is the period from the date of acquisition to the date the Company obtains complete information about facts and circumstances that existed as of the acquisition date and is subject to a maximum of one year from acquisition date.

Intangible assets

Intangible assets consist primarily of online courses and software copyrights. Intangible assets are stated at cost less accumulated amortization, which are amortized using the composite life method with the estimated useful lives of 10 years.

Accounts payable

Accounts payable represent liabilities for goods and services provided to the Company prior to the end of the financial year which are unpaid. The amounts are unsecured and are paid on normal commercial terms.

Borrowings

Borrowings are recognized initially at fair value, net of upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees. Upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the consolidated income statements over the estimated term of the facilities using the effective interest method.

Contingent consideration

The Company accounts for “contingent consideration” according to FASB ASC 805, “Business Combinations” (“FASB ASC 805”). Contingent consideration typically represents the acquirer’s obligation to transfer additional assets or equity interests to the former owners of the acquiree if specified future events occur or conditions are met. FASB ASC 805 requires that contingent consideration be recognized at the acquisition-date fair value as part of the consideration transferred in the transaction. FASB ASC 805 uses the fair value definition in Fair Value Measurements, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As defined in FASB ASC 805, contingent consideration is (i) an obligation of the acquirer to transfer additional assets or equity interests to the former owners of an acquiree as part of the exchange for control of the acquiree, if specified future events occur or conditions are met or (ii) the right of the acquirer to the return of previously transferred consideration, if specified conditions are met.

Revenue recognition

The Company’s revenues are primarily derived from providing a wide range of educational services and programs to customers, as disclosed below.

Revenues are reported net of all value added taxes.

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company generates its revenue from the following sources:

-	Sino-foreign Jointly-Managed Academic Programs

The Company recommends and coordinates accredited international universities / colleges to forge partnerships with Chinese host universities / colleges to establish international education programs at degree level. Chinese host universities / colleges then utilize their existing administrative ability, campus classrooms and facilities to recruit Chinese students into such programs. The Company also selects, recruits and appoints qualified foreign faculty to teach major courses at selected Chinese host universities / colleges and bears all faculty related costs, provides continuing support to foreign faculty, develops and delivers major course content and materials to ensure teaching quality meeting international standards, and to optimize students’ learning outcome and to prepare them for further education overseas and help them with course credit conversion in the event that any student decides to pursue further study overseas. The Company actively supports and interacts with enrolled students throughout their programs to ensure successful program completion. The Company’s contracts with host Chinese universities / colleges are fixed price contracts, pursuant to which, the Company is to receive a fixed portion of tuition for services rendered. As a result of performing the above-mentioned services, the Company is entitled to receive 30% to 50% of such student tuitions depending on the universities / colleges and the jointly managed academic programs, which are collected first by Chinese host universities / colleges from enrolled students at the beginning of each academic school year, and then remitted to the Company.

With respect to Sino-foreign Jointly Managed Academic Programs, the Company is not involved in recruiting students, collecting refunding tuition when students dropout, all of which are handled by the host universities / colleges. The host universities / colleges normally offer tuition refund if a student drops out from school within the first month of each academic school year. Collected tuition fees become non-refundable after the one-month refund policy window. Historically, for students enrolled under the Sino-foreign Jointly Managed Academic Programs, the average student dropout rate was below 1%. The Company’s contracts with Chinese host universities / colleges provide that (1) the host universities / colleges will withhold the tuition collected from students for one to three months after the academic school year starts in September, and then remit the portion of tuition fees to the Company after the student headcounts have been finalized, and (2) the portion of tuition fee that the Company is entitled to receive is calculated based on the final actual number of students retained with the universities / colleges after any student dropout has been adjusted. Accordingly, any tuition refund has already been deducted by host universities / colleges before the Company receives its portion of the tuition fees. For accounting purposes, at the beginning of each academic school year, the Company initially accrues the estimated refund based on an historical 1% student dropout rate, and makes subsequent true-up adjustments after the final number of students retained with the host universities / colleges is determined. Such adjustments were immaterial for the years ended December 31, 2022, 2021 and 2020, respectively.

Revenue recognition (continued)

-	Sino-foreign Jointly-Managed Academic Programs (continued)

The Company’s contracts with Chinese host universities / colleges provide that foreign teachers assigned by the Company should be substituted, and teaching textbooks, course materials and curriculums should be adjusted in a timely manner in order to ensure a satisfactory teaching result. The Chinese host universities / colleges have the right to withhold the Company’s portion of the tuition if the Company does not take corrective action when the Company’s service deficiency is identified. Any costs related to teacher substitution, textbooks, course materials and curriculums adjustment should be borne by the Company. The Company maintains active communications with the host universities / colleges in order to obtain feedback on the quality of the services performed. Any service deficiency is being corrected and improved in a timely manner so as to achieve satisfactory long-term cooperation with the host universities / colleges. Historically, as a result of timely interaction with the host universities / colleges to address any service deficiency and to improve the teaching result, there were no estimable tuition withhold from the host universities / colleges that needs to be accrued. There were no complaints received from the host universities / colleges with respect to the Company’s services for the years ended December 31, 2022, 2021 and 2020 which required material adjustment to the amount of fees received by the Company.

The tuition fees received by the Company are initially recorded as deferred revenue and recognized ratably over applicable academic year as the Company’s performance obligations related to teaching, management and other supporting services are carried out over the whole academic year.

Sales of textbooks and course materials

In order to ensure the quality of the course content to meet international standards, the Company has developed, edited, and published 12 English textbooks and course materials with emphasis on language training, and sells these textbooks and course materials to students enrolled under the Sino-foreign joint education programs. Revenue from sales of textbooks and related course materials is recognized upon delivery of textbooks and course materials, which is when the risks and titles are transferred and the Company’s performance obligation is satisfied.

Revenue recognition (Continued)

-	Overseas Study Consulting Service

The Company’s Overseas Study Consulting Services target those students who wish to study in foreign countries to enrich their learning experiences and to expand their horizon and employment possibilities. The Company’s overseas study consulting services are typically performed under one-on-one private tutoring model with duration of four to six months. The Company provides school information to help students make informed decisions about which institution and major to choose from, help them prepare for school application and admission; provides study plans, language training and test preparation courses to help students improve their foreign language ability and help them achieve higher scores in international admission and assessment tests. The Company also helps students on visa application and paperwork, and offers overseas extended services such as finding accommodation and travel assistance. In connection with these services, the Company collects an up-front fee based on the scope of consulting services requested by students. 90% of the consulting service fee collected is non-refundable, and is recognized ratably as revenue over the service period, while 10% of the consulting fee is refundable and is deferred and recognized as revenue when students are successfully admitted by foreign institution and student visas are granted.

Revenue recognition (Continued)

-	Technological Consulting and Support Services

The Company’s technological consulting services utilize the advanced information technology such as cloud computing, mobile internet and big data analytics to provide total solutions to targeted Chinese universities / colleges in order to integrate and improve their teaching, research, student data management, storage and processing, and campus life services, and to optimize their teaching and operating environment and improve operational efficiency. Since late 2020, the Company also started to provide technical support services to business entities in addition to universities/ colleges to help customers to construct and establish multi-location video conference center and other technical solutions. The Company’s technological consulting and support service contracts are primarily on a fixed-price basis, which require the Company to perform services including project planning, project solution and design, data management application customization, installations of hardware equipment and components for digital classrooms and academic experiment centers or labs, integration of hardware and software application, and post-contract continuous maintenance support, based on the specific needs from each customer. Upon delivery of services, project completion inspection and customer acceptance are generally required. In the same contract, it may also include provisions that require the Company to provide post-contract maintenance support for a period ranging from several months to three years after customized solutions and services are delivered.

In addition, some of the Company’s technological consulting service contracts include a difference in timing of when control is, or is deemed to be, transferred and the collection of cash receipts, which are collected over the term of the service arrangement. The timing difference could result in a significant financing component for performance obligations. If a significant financing component is identified, the future cash flows included in the transaction price allocated to the performance obligations are discounted using a discount rate compared to a market-based borrowing rate specific to both the customer and terms of the contract. The resulting present value of the allocated future cash flows is recorded as revenue while the discount amount is considered to be the significant financing component. Future cash flows received from the customer related to the performance obligations are bifurcated between principal repayment of the receivable and the related imputed interest income related to customer financing. The interest income is recorded as financing income within the consolidated statements of income and comprehensive income as providing financing to the customers is a core component under such contracts.

Revenue recognition (Continued)

-	Technological Consulting and Support Services (continued)

We evaluate “smart campus” solution service contracts and determines whether these contracts contain multiple performance obligations. A performance obligation is a promise to transfer to the customer either (1) a good or service (or a bundle of goods or services) that is distinct; or (2) a series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer. Performance obligations in the agreements are identified based on the goods and services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the services or goods is separately identifiable from other promises in the contract.

We determine “smart campus” solution and application customization service, installations of hardware and software components, and post-contract continuous maintenance support, as separate performance obligations in the same fixed-fee contract, because our promise to transfer each of these services is separately identifiable from other promises in the contract and the customer can benefit from each service or goods deliver either on its own or together with other resources that are readily available. We allocate contract revenue to the identified separate units based on their relative standalone selling price. The standalone selling price is the price at which an entity would sell a promised good or service separately to a customer. Revenue associated with post-contract continuous maintenance support performance obligation is recognized over the time. Revenue associated with the solution and application customization service and installations of hardware and software components are recognized at a point in time upon completion of the performance obligation is satisfied and accepted by the customers. In instances, where substantive completion inspection and customer acceptance provisions are specified in contracts, revenues are deferred until all inspection and acceptance criteria have been met.

-	Tailored job readiness training services

In late 2019, the Company also started to provide tailored job readiness training services to graduating students from the appropriate partner schools so that such students would be better equipped to serve the employer at their respective job positions. Similar to Sino-foreign jointly-managed academic programs, the Company forges partnerships with selected Chinese vocational schools or colleges to provide tailored job readiness training services to students. The partner schools utilize their existing administrative ability, campus classrooms and facilities to recruit students into such training programs. The Company selects, recruits and appoints qualified faculty, trainers or professionals to provide trainings and bears related costs, develops and delivers major training content and materials to students to optimize their learning outcome, improve their social and technical skills, coordinate with employers to provide internship job opportunities to students and eventually help students to find appropriate jobs after completion of the trainings and graduation. The Company actively supports and interacts with enrolled students to ensure successful completion of the trainings, which normally takes several months up to three years. The Company’s contracts with partner schools are fixed price contracts, pursuant to which, the Company is to receive a fixed portion of training fees for services rendered. The training fees are collected first by partner schools from enrolled students before the training services get started, and then remitted to the Company. The Company initially records such training service fees as deferred revenue and ratably recognized it as revenue over the training service period as the Company’s performance obligations related to teaching, training, management and other supporting services are carried throughout the training period.

-	Course fees

Course fees are generally received in advance prior to the beginning of each applicable course or program. Course fees are recognized proportionately over the terms of the applicable course or program because the students simultaneously receive and consume the benefits provided by the Company. The portion of course fees received from students but not earned is recorded as deferred revenue. Revenues are reported net of all value added taxes.

Revenue recognition (Continued)

Contract Balances and Remaining Performance Obligations

Contract balances typically arise when a difference in timing between the transfer of control to the customer and receipt of consideration occurs.

The Company’s contract assets, consist primarily of account receivable related to providing educational services associated with technological consulting services for smart campus solutions to Chinese universities / colleges, in which the Company’s contracted performance obligations have been satisfied, amount billed and the Company has an unconditional right to payment.

The Company had contract assets of nil and $2.0 million as of December 31, 2022 and 2021, respectively, primarily derived from providing technological consulting services for smart campus solutions to Chinese universities / colleges.

Revenue recognition (Continued)

Contract Balances and Remaining Performance Obligations (continued)

The Company’s deferred revenue, which are reflected in its consolidated balance sheets as contract liabilities of $7.8 million and $0.3 million as of December 31, 2022 and 2021, respectively, consist primarily of the unsatisfied performance obligations as of the balance sheet dates. The contract liabilities balance as of December 31, 2022 primarily consisted of $7.5 million deferred revenue associated with course fees and $0.3 million deferred revenue associated with tailored job readiness training services. The deferred revenue balance as of December 31, 2021 primarily consisted of deferred revenue associated with Overseas Study Consulting Services.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2022, 2021 and 2020. The Company does not believe there was any uncertain tax provision as of December 31, 2022 and 2021.

The Company’s operating subsidiaries in China are subject to the income tax laws of the PRC. No significant income was generated outside the PRC for the fiscal years ended December 31, 2022, 2021 and 2020. As of December 31, 2022, all of the tax returns of the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Value added tax (“VAT”)

The PRC government implemented a value-added tax reform pilot program, which replaced the business tax with VAT on selected sectors including but not limited to education in Beijing effective September 1, 2012. In August 2013, the pilot program was expanded nationwide in certain industries. Since May 2016, the change from business tax to VAT are expanded to all other service sectors which used to be subject to business tax. The VAT rates applicable to the Company’s PRC subsidiaries ranged from 3% to 6%.

Share-based compensation

The Company applies ASC 718 (“ASC 718”), Compensation - Stock Compensation, to account for its employee share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or an equity award. All the Company’s share-based awards to employees were classified as equity awards.

In accordance with ASC 718, the Company recognizes share-based compensation cost for equity awards to employees with a performance condition based on the probable outcome of that performance condition. Compensation cost is recognized if it is probable that the performance condition will be achieved.

A change in any of the terms or conditions of the awards is accounted for as a modification of the awards. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award. When the vesting conditions (or other terms) of the equity awards granted to employees are modified, the Company first determines on the modification date whether the original vesting conditions were expected to be satisfied, regardless of the entity’s policy election for accounting for forfeitures. If the original vesting conditions were not expected to be satisfied, the grant date fair value of the original equity awards are ignored and the fair value of the equity awards measured at the modification date are recognized if the modified awards ultimately vest.

The Company uses the accelerated method to recognize compensation expense for all awards granted. The Company determined the fair value of the awards granted to employees. The Group adopted ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting, (“ASU 2016-09”) and elected to account for forfeitures as they occur.

Earnings (loss) per share

Basic EPS is measured as net income (loss) divided by the weighted average ordinary shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2022, 2021 and 2020, there were no dilutive shares.

Related parties

Parties, which can be a corporation or individuals, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Foreign currency translation

The functional currency for China Liberal, Yi Xin BVI, Wanwang, Boya Hong Kong and Wan Zhong is the U.S Dollar (“US$”). However, China Liberal, Yi Xin BVI, Wanwang, Boya Hong Kong and Wan Zhong currently only serve as the holding companies and did not have active operation as of December 31, 2022. The Company operates primarily through its subsidiaries and the affiliated entities in the PRC, and the functional currency for these companies in China is the Chinese Yuan (“RMB”). The Company’s consolidated financial statements have been translated into the reporting currency US$. Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31,	December 31,	December 31,
	2022	2021	2020
Year-end spot rate	US$1=RMB6.8972	US$1=RMB6.3640	US$1=RMB6.5250
Average rate	US$1=RMB6.7526	US$1=RMB6.4441	US$1=RMB6.8878

Comprehensive income (loss)

Comprehensive income consists of two components, net income and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to US$ is reported in other comprehensive income (loss) in the consolidated statements of income and comprehensive income.

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Recent accounting pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016-13 was subsequently amended by Accounting Standards Update 2018-19, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Accounting Standards Update 2019-04 Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and Accounting Standards Update 2019-05, Targeted Transition Relief. In November 2019, the FASB issued ASU 2019-10, which extends the effective date for adoption of ASU 2016-13. Accordingly, for public entities that are not smaller reporting entities, ASU 2016-13 and its amendments is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, this guidance and its amendments will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As an emerging growth company, the Company plans to adopt this guidance effective January 1, 2023. The Company is currently evaluating the impact of the pending adoption of ASU 2016-13 on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06). The amendments in ASU 2020-06 simplify the accounting for convertible instruments by removing major separation models and removing certain settlement condition qualifiers for the derivatives scope exception for contracts in an entity’s own equity, and simplify the related diluted net income per share calculation for both Subtopics. ASU 2020-06 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, for smaller reporting companies, as defined by the SEC. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is evaluating the impact of this ASU on its consolidated financial statements and disclosures.